SUPPLEMENT dated January 31, 2005

                              To the PROSPECTUS of

                    The Boston Company Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 31, 2005
--------------------------------------------------------------------------------

The Board of Trustees of the Mellon Institutional Funds has amended the Funds' Redemption Fee policy, effective April 1, 2005. The new policy extends the application of a redemption fee to all of the Funds, reduces the holding period to either 30 or 7 days and eliminates most of the exemptions that were available under the prior policy. Please review the prospectus for more details on the revised Redemption Fee policy.

Until April 1, 2005, the following Redemption Fee policy will remain in effect:

    Redemption      Short-term trading and excessive exchange activity in
          Fee       certain types of funds may interfere with portfolio
                    management and have an adverse effect on the fund and its shareholders. Small Cap Value Fund, Small Cap Growth Fund,
                    Small Capitalization Equity Fund, Small Cap Tax-Sensitive
                    Equity Fund, International Core Equity Fund, International
                    Small Cap Fund and International Value Opportunities Fund each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

                    The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

                    o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

                    o Accounts maintained by banks or trust companies as nominees for the underlying shareholders when the banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders;

                    o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

                    o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.

                        SUPPLEMENT dated January 31, 2005

                              To the PROSPECTUS of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
                   The Boston Company World ex-U.S. Value Fund
      (formerly The Boston Company International Value Opportunities Fund)

                             Dated: January 31, 2005
--------------------------------------------------------------------------------
The Board of Trustees of the Mellon Institutional Funds has amended the Funds' Redemption Fee policy, effective April 1, 2005. The new policy extends the application of a redemption fee to all of the Funds, reduces the holding period to either 30 or 7 days and eliminates most of the exemptions that were available under the prior policy. Please review the prospectus for more details on the revised Redemption Fee policy.

Until April 1, 2005, the following Redemption Fee policy will remain in effect:

    Redemption      Short-term trading and excessive exchange activity in
          Fee       certain types of funds may interfere with portfolio
                    management and have an adverse effect on the fund and its shareholders. Small Cap Value Fund, Small Cap Growth Fund,
                    Small Capitalization Equity Fund, Small Cap Tax-Sensitive
                    Equity Fund, International Core Equity Fund, International
                    Small Cap Fund and International Value Opportunities Fund each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

                    The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

                    o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

                    o Accounts maintained by banks or trust companies as nominees for the underlying shareholders when the banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders;

                    o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

                    o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.

                        SUPPLEMENT dated January 31, 2005

                              To the PROSPECTUS of

                        Standish Mellon Fixed Income Fund
                   Standish Mellon Investment Grade Bond Fund
                      Standish Mellon High Yield Bond Fund
                  Standish Mellon Short-Term Fixed Income Fund
                  Standish Mellon Short-Term Asset Reserve Fund

                               Dated: May 1, 2004
                          (as revised October 25, 2004)
--------------------------------------------------------------------------------

The Board of Trustees of the Mellon Institutional Funds has amended the Funds' Redemption Fee policy, effective April 1, 2005. The new policy extends the application of a redemption fee to all of the Funds, reduces the holding period to either 30 or 7 days and eliminates most of the exemptions that were available under the prior policy.

On April 1, 2005, the following Redemption Fee policy will be in effect:

    Redemption      Short-term trading and excessive exchange activity in
           Fee      certain types of funds may interfere with portfolio
                    management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond,
                    Massachusetts Intermediate Tax Exempt Bond, Short Term Asset
                    Reserve, Short Term Fixed Income, Opportunistic High Yield
                    Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level.

                        SUPPLEMENT dated January 31, 2005

                              To the PROSPECTUS of

                       Standish Mellon Crossover Bond Fund
                  Standish Mellon Opportunistic High Yield Fund
            Standish Mellon Opportunistic Emerging Markets Debt Fund

                               Dated: May 1, 2004
                          (as revised October 25, 2004)

-------------------------------------------------------------------------------
The Board of Trustees of the Mellon Institutional Funds has amended the Funds' Redemption Fee policy, effective April 1, 2005. The new policy extends the application of a redemption fee to all of the Funds, reduces the holding period to either 30 or 7 days and eliminates most of the exemptions that were available under the prior policy.

On April 1, 2005, the following Redemption Fee policy will be in effect:

    Redemption      Short-term trading and excessive exchange activity in
           Fee      certain types of funds may interfere with portfolio
                    management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond,
                    Massachusetts Intermediate Tax Exempt Bond, Short Term Asset
                    Reserve, Short Term Fixed Income, Opportunistic High Yield
                    Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level.

                        SUPPLEMENT dated January 31, 2005

                              To the PROSPECTUS of

                Standish Mellon Intermediate Tax Exempt Bond Fund
         Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 31, 2005

--------------------------------------------------------------------------------
The Board of Trustees of the Mellon Institutional Funds has amended the Funds' Redemption Fee policy, effective April 1, 2005. The new policy extends the application of a redemption fee to all of the Funds, reduces the holding period to either 30 or 7 days and eliminates most of the exemptions that were available under the prior policy. Please review the prospectus for more details on the revised Redemption Fee policy.

Until April 1, 2005, the following Redemption Fee policy will remain in effect:

    Redemption      Short-term trading and excessive exchange activity in
           Fee      certain types of funds may interfere with portfolio
                    management and have an adverse effect on the fund and its shareholders. Small Cap Value Fund, Small Cap Growth Fund,
                    Small Capitalization Equity Fund, Small Cap Tax-Sensitive
                    Equity Fund, International Core Equity Fund, International
                    Small Cap Fund and International Value Opportunities Fund each impose a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 90 days. The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

                    The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by the following categories of shareholders:

                    o Omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level or, to do so, would need to rely on capabilities of the fund's transfer agent, which capabilities, the fund's transfer agent does not currently possess;

                    o Accounts maintained by banks or trust companies as nominees for the underlying shareholders when the banks or trust companies have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders;

                    o All direct shareholders except direct shareholders who are employees of the adviser or its affiliates;

                    o All retirement plans, including Rule 401(k) plans, Rule 403(b) plans, all IRA and SEP-IRA accounts, all Rule 457 plans, and all profit sharing and employee benefit plans.

                        SUPPLEMENT dated January 31, 2005

                              To the PROSPECTUS of

                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund

                               Dated: May 1, 2004

--------------------------------------------------------------------------------
The Board of Trustees of the Mellon Institutional Funds has amended the Funds' Redemption Fee policy, effective April 1, 2005. The new policy extends the application of a redemption fee to all of the Funds, reduces the holding period to either 30 or 7 days and eliminates most of the exemptions that were available under the prior policy.

On April 1, 2005, the following Redemption Fee policy will be in effect:

    Redemption      Short-term trading and excessive exchange activity in
          Fee       certain types of funds may interfere with portfolio
                    management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond,
                    Massachusetts Intermediate Tax Exempt Bond, Short Term Asset
                    Reserve, Short Term Fixed Income, Opportunistic High Yield
                    Bond and Opportunistic Emerging Markets Debt Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to all short-term redemptions or exchanges of shares except for redemptions or exchanges of shares by omnibus accounts maintained by fund networks or "supermarkets" which have indicated to the fund that they are not able to apply the redemption fee to the underlying shareholders at the sub-account level.